Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Disclosure of non-current segment assets, comprise of intangible assets, and property, plant and equipment and investments in associates, located by region

The Company’s non-current segment assets, which comprise intangible assets, and property, plant and equipment, and investments in associates, are located by region as follows:

(EUR’000)	2025	2024
Non-current segment assets (1)
North America	74,651	76,677
Europe (2)	108,064	39,640
Total non-current segment assets	182,715	116,317
(1)
From 2025, non-current segment assets include investments in associates. Comparatives have been restated for comparative purposes.
(2)
As of December 31, 2025 and December 31, 2024, intangible assets and property, plant and equipment of €33.6 million and €27.9 million, respectively, is located in Denmark, the country of domicile. In addition, as of December 31, 2025 and December 31, 2024, intangible assets and property, plant and equipment of €71.8 million and €11.6 million, respectively, is located in Germany.